                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                         PROSPECTUS DATED MAY 1, 2004
                           (FLEXIBLE VALUE ANNUITY)

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                                (SECURANNUITY)

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                              (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.26%   1.00%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                          CONTRACTUAL
                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
American Funds Global Small Capitalization Fund     0.70%        0.25%        0.04%     --       0.99%        --         0.99%
American Funds Growth Fund                          0.32%        0.25%        0.02%     --       0.59%        --         0.59%
American Funds Growth-Income Fund                   0.27%        0.25%        0.01%     --       0.53%        --         0.53%
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP                               0.79%          --         0.21%     --       1.00%        --         1.00%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
INITIAL CLASS
Asset Manager/SM/ Portfolio                         0.51%          --         0.13%     --       0.64%        --         0.64%
Contrafund(R) Portfolio                             0.56%          --         0.09%     --       0.65%        --         0.65%
Growth Portfolio                                    0.56%          --         0.10%     --       0.66%        --         0.66%
Money Market Portfolio                              0.17%          --         0.09%     --       0.26%        --         0.26%

                                                                                                          CONTRACTUAL
                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio                  0.85%         --          0.03%      --      0.88%       0.02%       0.86%
Lord Abbett Bond Debenture Portfolio                0.50%         --          0.04%      --      0.54%         --        0.54%
MFS(R) Research International Portfolio             0.68%         --          0.09%      --      0.77%       0.06%       0.71%
Morgan Stanley Mid Cap Growth Portfolio             0.65%         --          0.07%      --      0.72%       0.01%       0.71%
PIMCO Total Return Portfolio                        0.48%         --          0.03%      --      0.51%         --        0.51%
RCM Technology Portfolio                            0.88%         --          0.07%      --      0.95%         --        0.95%
T. Rowe Price Large Cap Value Portfolio             0.57%         --          0.02%      --      0.59%         --        0.59%
Third Avenue Small Cap Value Portfolio              0.74%         --          0.03%      --      0.77%       0.01%       0.76%
METROPOLITAN SERIES FUND -- CLASS A
Barclays Capital Aggregate Bond Index Portfolio     0.25%         --          0.03%      --      0.28%       0.01%       0.27%
BlackRock Bond Income Portfolio                     0.34%         --          0.03%      --      0.37%       0.01%       0.36%
BlackRock Large Cap Value Portfolio                 0.63%         --          0.03%      --      0.66%       0.03%       0.63%
BlackRock Legacy Large Cap Growth Portfolio         0.71%         --          0.02%      --      0.73%       0.01%       0.72%
Davis Venture Value Portfolio                       0.70%         --          0.03%      --      0.73%       0.05%       0.68%
Met/Artisan Mid Cap Value Portfolio                 0.81%         --          0.03%      --      0.84%         --        0.84%
MetLife Mid Cap Stock Index Portfolio               0.25%         --          0.05%    0.02%     0.32%       0.00%       0.32%
MetLife Stock Index Portfolio                       0.25%         --          0.02%      --      0.27%       0.01%       0.26%
MFS(R) Total Return Portfolio                       0.54%         --          0.05%      --      0.59%         --        0.59%
MFS(R) Value Portfolio                              0.70%         --          0.03%      --      0.73%       0.13%       0.60%
MSCI EAFE(R) Index Portfolio                        0.30%         --          0.11%    0.01%     0.42%       0.00%       0.42%
Neuberger Berman Genesis Portfolio                  0.82%         --          0.04%      --      0.86%       0.01%       0.85%
Russell 2000(R) Index Portfolio                     0.25%         --          0.06%    0.08%     0.39%       0.00%       0.39%
T. Rowe Price Small Cap Growth Portfolio            0.49%         --          0.06%      --      0.55%         --        0.55%
T. ROWE PRICE GROWTH STOCK FUND, INC.               0.53%         --          0.17%      --      0.70%         --        0.70%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund              0.65%         --          0.20%      --      0.85%         --        0.85%
T. ROWE PRICE PRIME RESERVE FUND, INC.              0.35%         --          0.23%      --      0.58%         --        0.58%
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio                    0.81%         --          0.13%      --      0.94%         --        0.94%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Funds have agreed to waive fees and/or pay expenses of the Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Fund, but the expenses of the Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Funds provided the information on their expenses, and we have not independently verified the information.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                                                             INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                            AND SUBADVISER
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-- CLASS 2
American Funds Global Small
 Capitalization Fund                   Seeks long-term growth of capital.     Capital Research and Management Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and
                                       income.                                Capital Research and Management Company
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP*                 Seeks long-term growth of capital.     Deutsche Investment Management Americas Inc.
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Asset Manager/SM/ Portfolio*           Seeks to obtain high total return      Fidelity Management & Research Company
                                       with reduced risk over the long-term   Subadviser: FMR Co., Inc.; Fidelity Investments
                                       by allocating its assets among         Money Management, Inc.
                                       stocks, bonds, and short-term
                                       instruments.
Contrafund(R) Portfolio*               Seeks long-term capital appreciation.  Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Growth Portfolio*                      Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Money Market Portfolio                 Seeks as high a level of current       Fidelity Management & Research Company
                                       income as is consistent with           Subadviser: Fidelity Investments Money
                                       preservation of capital and liquidity. Management, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio                                                                     Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
RCM Technology Portfolio               Seeks capital appreciation; no         MetLife Advisers, LLC
                                       consideration is given to income.      Subadviser: RCM Capital Management LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio                              by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.
Third Avenue Small Cap Value Portfolio Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                              Subadviser: Third Avenue Management LLC
METROPOLITAN SERIES FUND -- CLASS A
Barclays Capital Aggregate Bond Index  Seeks to track the performance of the  MetLife Advisers, LLC
 Portfolio                             Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment Advisors
                                                                              Company, LLC
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: BlackRock Advisors, LLC
Davis Venture Value Portfolio          Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: Davis Selected Advisers, L.P.
Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                              Subadviser: Artisan Partners Limited Partnership
MetLife Mid Cap Stock Index Portfolio  Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors
                                       Composite Stock Price Index.           Company, LLC
MetLife Stock Index Portfolio          Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment Advisors
                                       Stock Price Index.                     Company, LLC

                                                                                             INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                            AND SUBADVISER
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) Value Portfolio                 Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company
MSCI EAFE(R) Index                     Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio (formerly Morgan Stanley     MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Advisors
EAFE(R) Index Portfolio)                                                      Company, LLC
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting    MetLife Advisers, LLC
                                       principally of capital appreciation.   Subadviser: Neuberger Berman Management
                                                                              LLC
Russell 2000(R) Index Portfolio        Seeks to track the performance of the  MetLife Advisers, LLC
                                       Russell 2000(R) Index.                 Subadviser: MetLife Investment Advisors
                                                                              Company, LLC
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: T. Rowe Price Associates, Inc.
T. ROWE PRICE GROWTH STOCK FUND,       Seeks to provide long-term capital     T. Rowe Price Associates, Inc.
INC.**                                 growth and, secondarily, increasing
                                       dividend income through investments
                                       in the common stocks of
                                       well-established growth companies.
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
T. Rowe Price International Stock      Seeks long-term growth of capital      T. Rowe Price Associates, Inc.
 Fund**                                through investments primarily in the   Subadvisers: T. Rowe Price International Ltd and
                                       common stocks of established,          T. Rowe Price Singapore Private Ltd
                                       non-U.S. companies.
T. ROWE PRICE PRIME RESERVE FUND,      Seeks preservation of capital,         T. Rowe Price Associates, Inc.
INC.**                                 liquidity, and, consistent with
                                       these, the highest possible current
                                       income.
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio*      Seeks long-term capital appreciation.  Fred Alger Management, Inc.

--------
*  Not available in the SecurAnnuity product.
** Available only in the SecurAnnuity product.

CONTRACT CHARGES

SURRENDER CHARGE

The following sentence is added to this section:

For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the surrender charge if it is permitted in your state.

DESCRIPTION OF THE CONTRACT

TRANSFERS ("CONVERSIONS" IN THE ULTIMATE ANNUITY PROSPECTUS)

The following paragraphs in this section have been modified:

The Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, the Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

In addition, Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Fund generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Owner). You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The following paragraph is added to this section:

If you make an additional Purchase Payment while the dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Funds you selected under the dollar cost averaging program. Any Purchase Payments received after the program has ended will be allocated as described in "Description of the Contract--Purchase Payments."

ADDITIONAL INFORMATION

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.